Share capital and share premium	12 Months Ended
Dec. 31, 2023
Statement [line items]
Share capital and share premium
27. Share capital and share premium

	Number of shares 000s	Share capital £m	Share premium £m
At 31 December 2021	756,802	189	2,626

Issue of ordinary shares – share option schemes	1,199	–	7

Buyback of equity	(42,268)	(10)	–

At 31 December 2022	715,733	179	2,633
Issue of ordinary shares – share option schemes	1,809	–	9

Buyback of equity	(20,243)	(5)	–

At 31 December 2023	697,299	174	2,642
The ordinary shares have a par value of 25p per share (2022: 25p per share). All issued shares are fully paid. All shareholders are entitled to receive dividends and vote at general meetings of the company. All shares have the same rights.
On 20 September 2023, the Board approved a £300m share buyback programme in order to return capital to shareholders. During the year, approximately 20m shares were bought back and cancelled at a cost of £186m. The nominal value of these shares, £5m, was transferred to the capital redemption reserve, and the remainder of the purchase price is recorded within retained earnings. At 31 December 2023, a liability of £118m remained for those shares contracted to be repurchased but where the repurchases were still outstanding and associated costs.
On 24 February 2022, the Board approved a £350m share buyback programme in order to return capital to shareholders. During 2022, approximately 42m shares were bought back and cancelled at a cost of £353m. The nominal value of these shares, £10m, was transferred to the capital redemption reserve, and the remainder of the purchase price was recorded within retained earnings.
The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.
The capital structure of the Group consists of debt (see note 18), cash and cash equivalents (see note 17) and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings.
The Group reviews its capital structure on a regular basis and will balance its overall capital structure through payments of dividends, new share issues as well as the issue of new debt or the redemption of existing debt in line with the financial risk policies outlined in note 19.